Group assets and liabilities by business types - debt securities (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Financial investments
Debt securities	[1]	$ 99,094
Consolidated investment funds | Operating segments
Financial investments
Debt securities		$ 15,076	$ 15,928

[1]	Included within equity securities and holdings in collective investment schemes and debt securities as at 31 December 2021 are $854 million of lent securities and assets subject to repurchase agreements (31 December 2020: $895 million from continuing operations; $1,112 million from discontinued US operations).